Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 223,302	R$ 660,305	R$ 223,302	R$ 660,305	R$ 136,581	R$ 102,569
Financial instruments at fair value through profit or loss	1,531,036	1,168,355	1,531,036	1,168,355
Trade payables	(11,527)	(1,869)	(11,527)	(1,869)
Labor and social security obligations	(191,063)	(106,863)	(191,063)	(106,863)
Accounts payable	(38,667)	(6,020)	(38,667)	(6,020)
Lease liabilities	(119,455)	(72,812)	(119,455)	(72,812)
Convertible preferred shares	(577,982)	(431,333)	(577,982)	(431,334)
Commercial notes	(55,150)	(73,189)	(55,150)	(73,189)	R$ (83,212)
Consideration payable	(10,542)	(48,199)	(10,542)	(48,199)
Other obligations	(7,202)	0	(7,202)	0
Retirement plans liabilities	(374,813)	(85,554)	(374,813)	(85,554)
Net debt	R$ 367,937	R$ 1,002,820	R$ 367,937	R$ 1,002,820